EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,081,465	Empower Bond Index Fund Institutional Class(a)	$ 50,476,159
2,959,084	Empower Core Bond Fund Institutional Class(a)	24,767,538
3,534,058	Empower Global Bond Fund Institutional Class(a)	26,929,523
1,465,162	Empower High Yield Bond Fund Institutional Class(a)	14,182,772
7,440,233	Empower Inflation-Protected Securities Fund Institutional Class(a)	66,218,067
2,436,338	Empower Multi-Sector Bond Fund Institutional Class(a)	20,099,786
2,959,437	Empower Short Duration Bond Fund Institutional Class(a)	28,410,599

TOTAL BOND MUTUAL FUNDS — 46.88% (Cost $258,405,724)		$231,084,444
EQUITY MUTUAL FUNDS
323,240	American Century Real Estate Fund Class R6	7,925,849
889,497	DFA International Real Estate Securities Portfolio Institutional Class	3,255,558
161,647	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,742,559
794,498	Empower Emerging Markets Equity Fund Institutional Class(a)	7,094,865
987,232	Empower International Growth Fund Institutional Class(a)	9,595,895
1,873,015	Empower International Index Fund Institutional Class(a)	20,434,593
1,227,178	Empower International Value Fund Institutional Class(a)	10,835,985
1,592,704	Empower Large Cap Growth Fund Institutional Class(a)	18,507,219
2,660,669	Empower Large Cap Value Fund Institutional Class(a)	20,167,872
771,977	Empower Mid Cap Value Fund Institutional Class(a)	6,940,071
507,176	Empower Real Estate Index Fund Institutional Class(a)	4,265,354
Shares		Fair Value
Equity Mutual Funds — (continued)
4,481,537	Empower S&P 500® Index Fund Institutional Class(a)	$ 38,586,030
1,922,775	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	16,632,005
1,087,592	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	7,275,987
60,151	Empower Small Cap Growth Fund Institutional Class(a)	691,741
543,962	Empower Small Cap Value Fund Institutional Class(a)	3,889,331
1,203,734	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,956,679
690,791	Fidelity® Emerging Markets Index Fund Institutional Class	7,094,418
96,460	Janus Henderson Triton Fund Class N	2,729,827

TOTAL EQUITY MUTUAL FUNDS — 39.69% (Cost $194,674,495)		$195,621,838
Account Balance
FIXED INTEREST CONTRACT
66,325,613(b)	Empower of America Contract(a) 1.80%(c)	66,325,613

TOTAL FIXED INTEREST CONTRACT — 13.46% (Cost $66,325,613)		$66,325,613
TOTAL INVESTMENTS — 100.03% (Cost $519,405,832)		$493,031,895
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(155,141)
TOTAL NET ASSETS — 100.00%		$492,876,754

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 28, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,046,847	Empower Bond Index Fund Institutional Class(a)	$ 41,888,836
2,458,449	Empower Core Bond Fund Institutional Class(a)	20,577,215
2,737,761	Empower Global Bond Fund Institutional Class(a)	20,861,741
1,218,577	Empower High Yield Bond Fund Institutional Class(a)	11,795,823
4,592,554	Empower Inflation-Protected Securities Fund Institutional Class(a)	40,873,728
2,023,277	Empower Multi-Sector Bond Fund Institutional Class(a)	16,692,036
1,889,454	Empower Short Duration Bond Fund Institutional Class(a)	18,138,763

TOTAL BOND MUTUAL FUNDS — 44.77% (Cost $186,317,330)		$170,828,142
EQUITY MUTUAL FUNDS
257,339	American Century Real Estate Fund Class R6	6,309,943
732,810	DFA International Real Estate Securities Portfolio Institutional Class	2,682,087
136,605	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,472,598
730,653	Empower Emerging Markets Equity Fund Institutional Class(a)	6,524,733
879,530	Empower International Growth Fund Institutional Class(a)	8,549,037
1,666,573	Empower International Index Fund Institutional Class(a)	18,182,312
1,090,746	Empower International Value Fund Institutional Class(a)	9,631,285
1,332,510	Empower Large Cap Growth Fund Institutional Class(a)	15,483,770
2,238,837	Empower Large Cap Value Fund Institutional Class(a)	16,970,385
647,776	Empower Mid Cap Value Fund Institutional Class(a)	5,823,503
404,398	Empower Real Estate Index Fund Institutional Class(a)	3,400,988
Shares		Fair Value
Equity Mutual Funds — (continued)
3,764,762	Empower S&P 500® Index Fund Institutional Class(a)	$ 32,414,599
1,624,526	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	14,052,149
1,022,410	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	6,839,921
56,977	Empower Small Cap Growth Fund Institutional Class(a)	655,238
504,722	Empower Small Cap Value Fund Institutional Class(a)	3,608,761
1,010,446	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,679,047
635,018	Fidelity® Emerging Markets Index Fund Institutional Class	6,521,638
90,056	Janus Henderson Triton Fund Class N	2,548,585

TOTAL EQUITY MUTUAL FUNDS — 44.13% (Cost $164,013,356)		$168,350,579
Account Balance
FIXED INTEREST CONTRACT
42,478,777(b)	Empower of America Contract(a) 1.80%(c)	42,478,777

TOTAL FIXED INTEREST CONTRACT — 11.13% (Cost $42,478,777)		$42,478,777
TOTAL INVESTMENTS — 100.03% (Cost $392,809,463)		$381,657,498
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(117,340)
TOTAL NET ASSETS — 100.00%		$381,540,158

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 28, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
17,010,804	Empower Bond Index Fund Institutional Class(a)	$ 141,189,676
8,305,248	Empower Core Bond Fund Institutional Class(a)	69,514,922
8,787,236	Empower Global Bond Fund Institutional Class(a)	66,958,739
4,117,836	Empower High Yield Bond Fund Institutional Class(a)	39,860,653
11,520,947	Empower Inflation-Protected Securities Fund Institutional Class(a)	102,536,432
6,823,659	Empower Multi-Sector Bond Fund Institutional Class(a)	56,295,184
4,953,123	Empower Short Duration Bond Fund Institutional Class(a)	47,549,978

TOTAL BOND MUTUAL FUNDS — 41.49% (Cost $581,523,263)		$523,905,584
EQUITY MUTUAL FUNDS
855,980	American Century Real Estate Fund Class R6	20,988,633
2,590,243	DFA International Real Estate Securities Portfolio Institutional Class	9,480,289
495,243	Empower Ariel Mid Cap Value Fund Institutional Class(a)	5,338,724
2,925,915	Empower Emerging Markets Equity Fund Institutional Class(a)	26,128,422
3,412,083	Empower International Growth Fund Institutional Class(a)	33,165,445
6,475,179	Empower International Index Fund Institutional Class(a)	70,644,210
4,243,999	Empower International Value Fund Institutional Class(a)	37,474,510
4,868,280	Empower Large Cap Growth Fund Institutional Class(a)	56,569,413
8,141,000	Empower Large Cap Value Fund Institutional Class(a)	61,708,778
2,354,955	Empower Mid Cap Value Fund Institutional Class(a)	21,171,048
Shares		Fair Value
Equity Mutual Funds — (continued)
1,348,010	Empower Real Estate Index Fund Institutional Class(a)	$ 11,336,768
13,726,625	Empower S&P 500® Index Fund Institutional Class(a)	118,186,240
5,882,249	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	50,881,449
4,070,948	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	27,234,642
220,425	Empower Small Cap Growth Fund Institutional Class(a)	2,534,891
2,028,311	Empower Small Cap Value Fund Institutional Class(a)	14,502,425
3,692,246	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	24,405,743
2,543,944	Fidelity® Emerging Markets Index Fund Institutional Class	26,126,300
363,307	Janus Henderson Triton Fund Class N	10,281,573

TOTAL EQUITY MUTUAL FUNDS — 49.75% (Cost $626,266,773)		$628,159,503
Account Balance
FIXED INTEREST CONTRACT
110,987,043(b)	Empower of America Contract(a) 1.80%(c)	110,987,043

TOTAL FIXED INTEREST CONTRACT — 8.79% (Cost $110,987,043)		$110,987,043
TOTAL INVESTMENTS — 100.03% (Cost $1,318,777,079)		$1,263,052,130
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(406,986)
TOTAL NET ASSETS — 100.00%		$1,262,645,144

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 28, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,458,948	Empower Bond Index Fund Institutional Class(a)	$ 61,909,266
3,631,541	Empower Core Bond Fund Institutional Class(a)	30,395,998
3,694,120	Empower Global Bond Fund Institutional Class(a)	28,149,192
1,802,605	Empower High Yield Bond Fund Institutional Class(a)	17,449,218
3,677,213	Empower Inflation-Protected Securities Fund Institutional Class(a)	32,727,197
2,982,903	Empower Multi-Sector Bond Fund Institutional Class(a)	24,608,951
1,682,691	Empower Short Duration Bond Fund Institutional Class(a)	16,153,838

TOTAL BOND MUTUAL FUNDS — 36.02% (Cost $225,349,796)		$211,393,660
EQUITY MUTUAL FUNDS
404,953	American Century Real Estate Fund Class R6	9,929,453
1,284,390	DFA International Real Estate Securities Portfolio Institutional Class	4,700,867
258,492	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,786,547
1,679,082	Empower Emerging Markets Equity Fund Institutional Class(a)	14,994,199
1,902,840	Empower International Growth Fund Institutional Class(a)	18,495,607
3,602,353	Empower International Index Fund Institutional Class(a)	39,301,665
2,362,347	Empower International Value Fund Institutional Class(a)	20,859,522
2,558,615	Empower Large Cap Growth Fund Institutional Class(a)	29,731,105
4,285,983	Empower Large Cap Value Fund Institutional Class(a)	32,487,749
1,241,720	Empower Mid Cap Value Fund Institutional Class(a)	11,163,059
638,366	Empower Real Estate Index Fund Institutional Class(a)	5,368,658
Shares		Fair Value
Equity Mutual Funds — (continued)
7,194,801	Empower S&P 500® Index Fund Institutional Class(a)	$ 61,947,240
3,103,361	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	26,844,070
2,362,306	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	15,803,829
128,247	Empower Small Cap Growth Fund Institutional Class(a)	1,474,836
1,170,890	Empower Small Cap Value Fund Institutional Class(a)	8,371,867
1,937,793	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,808,814
1,459,914	Fidelity® Emerging Markets Index Fund Institutional Class	14,993,318
208,793	Janus Henderson Triton Fund Class N	5,908,844

TOTAL EQUITY MUTUAL FUNDS — 57.60% (Cost $331,857,699)		$337,971,249
Account Balance
FIXED INTEREST CONTRACT
37,632,770(b)	Empower of America Contract(a) 1.80%(c)	37,632,770

TOTAL FIXED INTEREST CONTRACT — 6.41% (Cost $37,632,770)		$37,632,770
TOTAL INVESTMENTS — 100.03% (Cost $594,840,265)		$586,997,679
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(178,796)
TOTAL NET ASSETS — 100.00%		$586,818,883

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 28, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
14,997,470	Empower Bond Index Fund Institutional Class(a)	$ 124,479,001
7,289,861	Empower Core Bond Fund Institutional Class(a)	61,016,133
7,183,045	Empower Global Bond Fund Institutional Class(a)	54,734,803
3,634,112	Empower High Yield Bond Fund Institutional Class(a)	35,178,209
5,201,224	Empower Inflation-Protected Securities Fund Institutional Class(a)	46,290,891
6,002,714	Empower Multi-Sector Bond Fund Institutional Class(a)	49,522,389
2,602,497	Empower Short Duration Bond Fund Institutional Class(a)	24,983,970

TOTAL BOND MUTUAL FUNDS — 27.94% (Cost $433,260,500)		$396,205,396
EQUITY MUTUAL FUNDS
990,566	American Century Real Estate Fund Class R6	24,288,683
3,304,334	DFA International Real Estate Securities Portfolio Institutional Class	12,093,863
720,743	Empower Ariel Mid Cap Value Fund Institutional Class(a)	7,769,607
5,083,499	Empower Emerging Markets Equity Fund Institutional Class(a)	45,395,649
5,579,796	Empower International Growth Fund Institutional Class(a)	54,235,619
10,613,065	Empower International Index Fund Institutional Class(a)	115,788,538
6,964,266	Empower International Value Fund Institutional Class(a)	61,494,467
7,112,268	Empower Large Cap Growth Fund Institutional Class(a)	82,644,548
11,973,815	Empower Large Cap Value Fund Institutional Class(a)	90,761,518
3,470,499	Empower Mid Cap Value Fund Institutional Class(a)	31,199,782
Shares		Fair Value
Equity Mutual Funds — (continued)
1,557,352	Empower Real Estate Index Fund Institutional Class(a)	$ 13,097,327
20,120,680	Empower S&P 500® Index Fund Institutional Class(a)	173,239,064
8,669,861	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	74,994,305
7,191,304	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	48,109,826
384,500	Empower Small Cap Growth Fund Institutional Class(a)	4,421,748
3,567,816	Empower Small Cap Value Fund Institutional Class(a)	25,509,882
5,405,674	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	35,731,506
4,419,351	Fidelity® Emerging Markets Index Fund Institutional Class	45,386,727
632,261	Janus Henderson Triton Fund Class N	17,892,994

TOTAL EQUITY MUTUAL FUNDS — 67.99% (Cost $951,179,810)		$964,055,653
Account Balance
FIXED INTEREST CONTRACT
58,153,558(b)	Empower of America Contract(a) 1.80%(c)	58,153,558

TOTAL FIXED INTEREST CONTRACT — 4.10% (Cost $58,153,558)		$58,153,558
TOTAL INVESTMENTS — 100.03% (Cost $1,442,593,868)		$1,418,414,607
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(469,000)
TOTAL NET ASSETS — 100.00%		$1,417,945,607

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 28, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,611,013	Empower Bond Index Fund Institutional Class(a)	$ 29,971,408
1,758,514	Empower Core Bond Fund Institutional Class(a)	14,718,763
1,682,530	Empower Global Bond Fund Institutional Class(a)	12,820,876
874,061	Empower High Yield Bond Fund Institutional Class(a)	8,460,912
823,535	Empower Inflation-Protected Securities Fund Institutional Class(a)	7,329,460
1,449,710	Empower Multi-Sector Bond Fund Institutional Class(a)	11,960,107
469,723	Empower Short Duration Bond Fund Institutional Class(a)	4,509,345

TOTAL BOND MUTUAL FUNDS — 19.00% (Cost $93,630,368)		$89,770,871
EQUITY MUTUAL FUNDS
333,120	American Century Real Estate Fund Class R6	8,168,117
1,163,032	DFA International Real Estate Securities Portfolio Institutional Class	4,256,696
270,771	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,918,909
2,086,694	Empower Emerging Markets Equity Fund Institutional Class(a)	18,634,174
2,229,575	Empower International Growth Fund Institutional Class(a)	21,671,473
4,232,908	Empower International Index Fund Institutional Class(a)	46,181,022
2,774,394	Empower International Value Fund Institutional Class(a)	24,497,897
2,673,454	Empower Large Cap Growth Fund Institutional Class(a)	31,065,538
4,500,149	Empower Large Cap Value Fund Institutional Class(a)	34,111,130
1,302,776	Empower Mid Cap Value Fund Institutional Class(a)	11,711,961
523,199	Empower Real Estate Index Fund Institutional Class(a)	4,400,104
Shares		Fair Value
Equity Mutual Funds — (continued)
7,561,899	Empower S&P 500® Index Fund Institutional Class(a)	$ 65,107,954
3,258,355	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	28,184,773
2,929,403	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	19,597,706
156,948	Empower Small Cap Growth Fund Institutional Class(a)	1,804,907
1,454,579	Empower Small Cap Value Fund Institutional Class(a)	10,400,239
2,036,587	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,461,838
1,814,545	Fidelity® Emerging Markets Index Fund Institutional Class	18,635,376
259,407	Janus Henderson Triton Fund Class N	7,341,210

TOTAL EQUITY MUTUAL FUNDS — 78.79% (Cost $369,642,788)		$372,151,024
Account Balance
FIXED INTEREST CONTRACT
10,568,439(b)	Empower of America Contract(a) 1.80%(c)	10,568,439

TOTAL FIXED INTEREST CONTRACT — 2.24% (Cost $10,568,439)		$10,568,439
TOTAL INVESTMENTS — 100.03% (Cost $473,841,595)		$472,490,334
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(149,546)
TOTAL NET ASSETS — 100.00%		$472,340,788

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 28, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,281,481	Empower Bond Index Fund Institutional Class(a)	$ 43,836,295
2,567,897	Empower Core Bond Fund Institutional Class(a)	21,493,296
2,408,532	Empower Global Bond Fund Institutional Class(a)	18,353,011
1,276,333	Empower High Yield Bond Fund Institutional Class(a)	12,354,908
676,273	Empower Inflation-Protected Securities Fund Institutional Class(a)	6,018,829
2,117,460	Empower Multi-Sector Bond Fund Institutional Class(a)	17,469,048
496,977	Empower Short Duration Bond Fund Institutional Class(a)	4,770,974

TOTAL BOND MUTUAL FUNDS — 11.91% (Cost $133,676,737)		$124,296,361
EQUITY MUTUAL FUNDS
748,815	American Century Real Estate Fund Class R6	18,360,934
2,711,111	DFA International Real Estate Securities Portfolio Institutional Class	9,922,667
645,384	Empower Ariel Mid Cap Value Fund Institutional Class(a)	6,957,237
5,377,183	Empower Emerging Markets Equity Fund Institutional Class(a)	48,018,247
5,590,509	Empower International Growth Fund Institutional Class(a)	54,339,750
10,619,612	Empower International Index Fund Institutional Class(a)	115,859,969
6,961,465	Empower International Value Fund Institutional Class(a)	61,469,735
6,348,075	Empower Large Cap Growth Fund Institutional Class(a)	73,764,632
10,659,216	Empower Large Cap Value Fund Institutional Class(a)	80,796,862
3,084,904	Empower Mid Cap Value Fund Institutional Class(a)	27,733,288
Shares		Fair Value
Equity Mutual Funds — (continued)
1,168,910	Empower Real Estate Index Fund Institutional Class(a)	$ 9,830,530
17,930,296	Empower S&P 500® Index Fund Institutional Class(a)	154,379,847
7,719,546	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	66,774,073
7,477,682	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	50,025,692
410,388	Empower Small Cap Growth Fund Institutional Class(a)	4,719,466
3,705,260	Empower Small Cap Value Fund Institutional Class(a)	26,492,607
4,826,580	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	31,903,697
4,674,839	Fidelity® Emerging Markets Index Fund Institutional Class	48,010,600
661,006	Janus Henderson Triton Fund Class N	18,706,472

TOTAL EQUITY MUTUAL FUNDS — 87.05% (Cost $898,361,710)		$908,066,305
Account Balance
FIXED INTEREST CONTRACT
11,201,287(b)	Empower of America Contract(a) 1.80%(c)	11,201,287

TOTAL FIXED INTEREST CONTRACT — 1.07% (Cost $11,201,287)		$11,201,287
TOTAL INVESTMENTS — 100.03% (Cost $1,043,239,734)		$1,043,563,953
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(348,983)
TOTAL NET ASSETS — 100.00%		$1,043,214,970

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 28, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,277,406	Empower Bond Index Fund Institutional Class(a)	$ 10,602,467
618,764	Empower Core Bond Fund Institutional Class(a)	5,179,051
574,291	Empower Global Bond Fund Institutional Class(a)	4,376,100
308,863	Empower High Yield Bond Fund Institutional Class(a)	2,989,794
58,557	Empower Inflation-Protected Securities Fund Institutional Class(a)	521,159
510,494	Empower Multi-Sector Bond Fund Institutional Class(a)	4,211,577
83,249	Empower Short Duration Bond Fund Institutional Class(a)	799,193

TOTAL BOND MUTUAL FUNDS — 8.21% (Cost $29,775,150)		$28,679,341
EQUITY MUTUAL FUNDS
253,157	American Century Real Estate Fund Class R6	6,207,401
954,742	DFA International Real Estate Securities Portfolio Institutional Class	3,494,355
219,970	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,371,276
1,992,619	Empower Emerging Markets Equity Fund Institutional Class(a)	17,794,084
2,010,937	Empower International Growth Fund Institutional Class(a)	19,546,305
3,817,123	Empower International Index Fund Institutional Class(a)	41,644,814
2,501,439	Empower International Value Fund Institutional Class(a)	22,087,704
2,158,848	Empower Large Cap Growth Fund Institutional Class(a)	25,085,812
3,623,788	Empower Large Cap Value Fund Institutional Class(a)	27,468,316
1,049,460	Empower Mid Cap Value Fund Institutional Class(a)	9,434,642
399,067	Empower Real Estate Index Fund Institutional Class(a)	3,356,157
Shares		Fair Value
Equity Mutual Funds — (continued)
6,089,924	Empower S&P 500® Index Fund Institutional Class(a)	$ 52,434,246
2,628,220	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	22,734,106
2,748,434	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	18,387,022
149,548	Empower Small Cap Growth Fund Institutional Class(a)	1,719,807
1,358,958	Empower Small Cap Value Fund Institutional Class(a)	9,716,552
1,639,669	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,838,208
1,732,260	Fidelity® Emerging Markets Index Fund Institutional Class	17,790,312
242,682	Janus Henderson Triton Fund Class N	6,867,912

TOTAL EQUITY MUTUAL FUNDS — 91.29% (Cost $313,206,830)		$318,979,031
Account Balance
FIXED INTEREST CONTRACT
1,841,687(b)	Empower of America Contract(a) 1.80%(c)	1,841,687

TOTAL FIXED INTEREST CONTRACT — 0.53% (Cost $1,841,687)		$1,841,687
TOTAL INVESTMENTS — 100.03% (Cost $344,823,667)		$349,500,059
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(111,112)
TOTAL NET ASSETS — 100.00%		$349,388,947

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 28, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,776,331	Empower Bond Index Fund Institutional Class(a)	$ 14,743,550
864,400	Empower Core Bond Fund Institutional Class(a)	7,235,029
805,882	Empower Global Bond Fund Institutional Class(a)	6,140,821
432,671	Empower High Yield Bond Fund Institutional Class(a)	4,188,250
712,742	Empower Multi-Sector Bond Fund Institutional Class(a)	5,880,125
84,935	Empower Short Duration Bond Fund Institutional Class(a)	815,370

TOTAL BOND MUTUAL FUNDS — 7.14% (Cost $41,799,116)		$39,003,145
EQUITY MUTUAL FUNDS
397,779	American Century Real Estate Fund Class R6	9,753,538
1,567,796	DFA International Real Estate Securities Portfolio Institutional Class	5,738,133
337,893	Empower Ariel Mid Cap Value Fund Institutional Class(a)	3,642,491
3,316,496	Empower Emerging Markets Equity Fund Institutional Class(a)	29,616,311
3,260,015	Empower International Growth Fund Institutional Class(a)	31,687,346
6,184,880	Empower International Index Fund Institutional Class(a)	67,477,040
4,051,429	Empower International Value Fund Institutional Class(a)	35,774,120
3,312,262	Empower Large Cap Growth Fund Institutional Class(a)	38,488,486
5,543,195	Empower Large Cap Value Fund Institutional Class(a)	42,017,418
1,606,473	Empower Mid Cap Value Fund Institutional Class(a)	14,442,189
630,354	Empower Real Estate Index Fund Institutional Class(a)	5,301,277
9,345,606	Empower S&P 500® Index Fund Institutional Class(a)	80,465,666
Shares		Fair Value
Equity Mutual Funds — (continued)
4,019,320	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	$ 34,767,117
4,494,608	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	30,068,930
243,187	Empower Small Cap Growth Fund Institutional Class(a)	2,796,649
2,226,406	Empower Small Cap Value Fund Institutional Class(a)	15,918,800
2,506,385	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	16,567,205
2,883,198	Fidelity® Emerging Markets Index Fund Institutional Class	29,610,445
398,172	Janus Henderson Triton Fund Class N	11,268,272

TOTAL EQUITY MUTUAL FUNDS — 92.53% (Cost $497,601,021)		$505,401,433
Account Balance
FIXED INTEREST CONTRACT
1,956,792(b)	Empower of America Contract(a) 1.80%(c)	1,956,792

TOTAL FIXED INTEREST CONTRACT — 0.36% (Cost $1,956,792)		$1,956,792
TOTAL INVESTMENTS — 100.03% (Cost $541,356,929)		$546,361,370
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(173,945)
TOTAL NET ASSETS — 100.00%		$546,187,425

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 28, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
188,564	Empower Bond Index Fund Institutional Class(a)	$ 1,565,078
91,615	Empower Core Bond Fund Institutional Class(a)	766,813
90,811	Empower Global Bond Fund Institutional Class(a)	691,979
45,985	Empower High Yield Bond Fund Institutional Class(a)	445,139
75,774	Empower Multi-Sector Bond Fund Institutional Class(a)	625,137
9,010	Empower Short Duration Bond Fund Institutional Class(a)	86,499

TOTAL BOND MUTUAL FUNDS — 6.73% (Cost $4,156,736)		$4,180,645
EQUITY MUTUAL FUNDS
45,859	American Century Real Estate Fund Class R6	1,124,452
188,479	DFA International Real Estate Securities Portfolio Institutional Class	689,835
37,199	Empower Ariel Mid Cap Value Fund Institutional Class(a)	401,000
397,208	Empower Emerging Markets Equity Fund Institutional Class(a)	3,547,065
380,601	Empower International Growth Fund Institutional Class(a)	3,699,443
721,248	Empower International Index Fund Institutional Class(a)	7,868,820
472,833	Empower International Value Fund Institutional Class(a)	4,175,115
364,336	Empower Large Cap Growth Fund Institutional Class(a)	4,233,586
611,674	Empower Large Cap Value Fund Institutional Class(a)	4,636,487
177,156	Empower Mid Cap Value Fund Institutional Class(a)	1,592,630
72,628	Empower Real Estate Index Fund Institutional Class(a)	610,805
Shares		Fair Value
Equity Mutual Funds — (continued)
1,030,473	Empower S&P 500® Index Fund Institutional Class(a)	$ 8,872,370
443,011	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	3,832,049
530,256	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	3,547,413
28,771	Empower Small Cap Growth Fund Institutional Class(a)	330,872
262,712	Empower Small Cap Value Fund Institutional Class(a)	1,878,388
276,570	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,828,128
345,360	Fidelity® Emerging Markets Index Fund Institutional Class	3,546,843
46,846	Janus Henderson Triton Fund Class N	1,325,756

TOTAL EQUITY MUTUAL FUNDS — 92.96% (Cost $53,218,986)		$57,741,057
Account Balance
FIXED INTEREST CONTRACT
210,080(b)	Empower of America Contract(a) 1.80%(c)	210,080

TOTAL FIXED INTEREST CONTRACT — 0.34% (Cost $210,080)		$210,080
TOTAL INVESTMENTS — 100.03% (Cost $57,585,802)		$62,131,782
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(18,624)
TOTAL NET ASSETS — 100.00%		$62,113,158

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 28, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Directors approved the Adviser as the Funds' valuation designee to make all fair value determinations with respect to the Funds investments, subject to oversight by the Board of Directors.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America (Empower of America Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis.  The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America (Empower of America).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 28, 2024, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs.  Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.

March 28, 2024

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%.The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended March 28, 2024, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
BOND MUTUAL FUNDS 46.88%
Empower Bond Index Fund Institutional Class	6,081,465	$50,593,613	$1,450,403	$1,310,146	$(158,407)	$(257,711)	$-	$-	$50,476,159
Empower Core Bond Fund Institutional Class	2,959,084	24,878,235	654,968	742,834	(92,532)	(22,831)	-	-	24,767,538
Empower Global Bond Fund Institutional Class	3,534,058	27,090,003	724,180	583,789	(82,877)	(300,871)	-	-	26,929,523
Empower High Yield Bond Fund Institutional Class	1,465,162	14,271,819	199,787	468,673	10,071	179,840	-	-	14,182,772
Empower Inflation-Protected Securities Fund Institutional Class	7,440,233	66,300,376	1,436,864	1,931,335	(186,797)	412,163	-	-	66,218,067
Empower Multi-Sector Bond Fund Institutional Class	2,436,338	20,197,676	362,105	738,184	(108,190)	278,189	-	-	20,099,786
Empower Short Duration Bond Fund Institutional Class	2,959,437	28,515,843	565,579	903,284	(25,804)	232,461	-	-	28,410,599
					(644,536)	521,240	0	0	231,084,444
EQUITY MUTUAL FUNDS 35.43%
Empower Ariel Mid Cap Value Fund Institutional Class	161,647	1,735,883	31,685	138,400	(38,826)	113,391	-	-	1,742,559
Empower Emerging Markets Equity Fund Institutional Class	794,498	7,265,319	130,357	495,784	151,236	194,973	-	-	7,094,865
Empower International Growth Fund Institutional Class	987,232	9,756,119	120,824	1,063,748	(230,071)	782,700	-	-	9,595,895
Empower International Index Fund Institutional Class	1,873,015	20,831,243	188,180	1,145,291	600,944	560,461	-	-	20,434,593
Empower International Value Fund Institutional Class	1,227,178	11,017,560	101,302	674,877	269,585	392,000	-	-	10,835,985
Empower Large Cap Growth Fund Institutional Class	1,592,704	18,689,698	189,216	3,087,829	(272,841)	2,716,134	-	-	18,507,219
Empower Large Cap Value Fund Institutional Class	2,660,669	20,295,966	59,169	2,030,164	256,222	1,842,901	-	-	20,167,872
Empower Mid Cap Value Fund Institutional Class	771,977	6,971,725	35,201	839,988	(185,126)	773,133	-	-	6,940,071
Empower Real Estate Index Fund Institutional Class	507,176	4,270,344	178,613	161,028	10,995	(22,575)	-	-	4,265,354
Empower S&P 500® Index Fund Institutional Class	4,481,537	38,972,099	165,065	4,890,065	(461,793)	4,338,931	-	-	38,586,030
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,922,775	16,632,415	95,489	1,889,961	(220,207)	1,794,062	-	-	16,632,005
Empower S&P Small Cap 600® Index Fund Institutional Class	1,087,592	7,250,406	187,280	501,277	(160,167)	339,578	-	-	7,275,987
Empower Small Cap Growth Fund Institutional Class	60,151	699,063	4,666	92,392	(24,219)	80,404	-	-	691,741
Empower Small Cap Value Fund Institutional Class	543,962	3,873,941	83,005	395,657	(109,141)	328,042	-	-	3,889,331

March 28, 2024

Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,203,734	$8,045,203	$39,228	$1,178,510	$(410,202)	$1,050,758	$-	$-	$7,956,679
					(823,611)	15,284,893	0	0	174,616,186
FIXED INTEREST CONTRACT 13.46%
Empower of America Contract	66,325,613	66,425,295	1,522,314	1,912,190	-	-	290,194	-	66,325,613
					0	0	290,194	0	66,325,613
				Total	$(1,468,147)	$15,806,133	$290,194	$0	$472,026,243
Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
BOND MUTUAL FUNDS 44.77%
Empower Bond Index Fund Institutional Class	5,046,847	$40,184,277	$2,445,935	$508,278	$(91,222)	$(233,098)	$-	$-	$41,888,836
Empower Core Bond Fund Institutional Class	2,458,449	19,763,102	1,125,764	280,475	(55,744)	(31,176)	-	-	20,577,215
Empower Global Bond Fund Institutional Class	2,737,761	20,120,243	1,268,236	290,294	(46,702)	(236,444)	-	-	20,861,741
Empower High Yield Bond Fund Institutional Class	1,218,577	11,356,060	472,152	204,917	(15,128)	172,528	-	-	11,795,823
Empower Inflation-Protected Securities Fund Institutional Class	4,592,554	39,138,661	2,065,018	554,253	(84,085)	224,302	-	-	40,873,728
Empower Multi-Sector Bond Fund Institutional Class	2,023,277	16,015,580	743,317	254,886	(45,323)	188,025	-	-	16,692,036
Empower Short Duration Bond Fund Institutional Class	1,889,454	17,430,277	913,123	352,310	(18,245)	147,673	-	-	18,138,763
					(356,449)	231,810	0	0	170,828,142
EQUITY MUTUAL FUNDS 39.40%
Empower Ariel Mid Cap Value Fund Institutional Class	136,605	1,396,266	83,121	105,285	(34,841)	98,496	-	-	1,472,598
Empower Emerging Markets Equity Fund Institutional Class	730,653	6,412,072	354,959	749,560	(191,495)	507,262	-	-	6,524,733
Empower International Growth Fund Institutional Class	879,530	8,358,175	241,634	703,725	(168,819)	652,953	-	-	8,549,037
Empower International Index Fund Institutional Class	1,666,573	17,769,380	416,601	1,127,945	(104,306)	1,124,276	-	-	18,182,312
Empower International Value Fund Institutional Class	1,090,746	9,381,382	272,564	681,424	(75,981)	658,763	-	-	9,631,285
Empower Large Cap Growth Fund Institutional Class	1,332,510	14,966,269	380,382	2,033,891	(180,786)	2,171,010	-	-	15,483,770
Empower Large Cap Value Fund Institutional Class	2,238,837	16,361,502	309,977	1,686,328	(254,145)	1,985,234	-	-	16,970,385
Empower Mid Cap Value Fund Institutional Class	647,776	5,576,784	190,798	567,335	(137,758)	623,256	-	-	5,823,503

March 28, 2024

Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
Empower Real Estate Index Fund Institutional Class	404,398	$3,206,866	$306,523	$129,995	$(21,987)	$17,594	$-	$-	$3,400,988
Empower S&P 500® Index Fund Institutional Class	3,764,762	31,628,964	597,108	3,806,116	(824,447)	3,994,643	-	-	32,414,599
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,624,526	13,453,359	477,299	1,507,970	(323,282)	1,629,461	-	-	14,052,149
Empower S&P Small Cap 600® Index Fund Institutional Class	1,022,410	6,484,685	572,204	518,638	(125,956)	301,670	-	-	6,839,921
Empower Small Cap Growth Fund Institutional Class	56,977	632,530	28,697	72,721	(14,999)	66,732	-	-	655,238
Empower Small Cap Value Fund Institutional Class	504,722	3,444,207	235,703	343,593	(68,440)	272,444	-	-	3,608,761
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,010,446	6,495,324	151,682	779,067	(288,253)	811,108	-	-	6,679,047
					(2,815,495)	14,914,902	0	0	150,288,326
FIXED INTEREST CONTRACT 11.13%
Empower of America Contract	42,478,777	40,729,948	2,455,043	888,051	-	-	181,837	-	42,478,777
					0	0	181,837	0	42,478,777
				Total	$(3,171,944)	$15,146,712	$181,837	$0	$363,595,245
Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
BOND MUTUAL FUNDS 41.49%
Empower Bond Index Fund Institutional Class	17,010,804	$136,060,640	$8,998,054	$3,362,175	$(584,878)	$(506,843)	$-	$-	$141,189,676
Empower Core Bond Fund Institutional Class	8,305,248	67,069,325	4,172,166	1,700,629	(267,591)	(25,940)	-	-	69,514,922
Empower Global Bond Fund Institutional Class	8,787,236	64,729,260	4,140,392	1,191,423	(189,942)	(719,490)	-	-	66,958,739
Empower High Yield Bond Fund Institutional Class	4,117,836	38,509,952	1,878,943	1,038,859	20,878	510,617	-	-	39,860,653
Empower Inflation-Protected Securities Fund Institutional Class	11,520,947	98,683,323	5,552,712	2,283,494	(230,259)	583,891	-	-	102,536,432
Empower Multi-Sector Bond Fund Institutional Class	6,823,659	54,324,806	2,828,452	1,455,281	(115,182)	597,207	-	-	56,295,184
Empower Short Duration Bond Fund Institutional Class	4,953,123	45,875,592	2,561,803	1,280,964	(53,718)	393,547	-	-	47,549,978
					(1,420,692)	832,989	0	0	523,905,584
EQUITY MUTUAL FUNDS 44.46%
Empower Ariel Mid Cap Value Fund Institutional Class	495,243	5,110,902	315,045	441,730	(122,042)	354,507	-	-	5,338,724
Empower Emerging Markets Equity Fund Institutional Class	2,925,915	25,478,896	1,227,941	1,713,823	117,437	1,135,408	-	-	26,128,422

March 28, 2024

Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
Empower International Growth Fund Institutional Class	3,412,083	$32,199,115	$1,109,733	$2,390,274	$(376,386)	$2,246,871	$-	$-	$33,165,445
Empower International Index Fund Institutional Class	6,475,179	68,660,447	2,004,248	3,787,355	187,036	3,766,870	-	-	70,644,210
Empower International Value Fund Institutional Class	4,243,999	36,362,565	1,102,961	2,191,401	62,135	2,200,385	-	-	37,474,510
Empower Large Cap Growth Fund Institutional Class	4,868,280	54,721,202	1,765,743	7,301,553	(128,811)	7,384,021	-	-	56,569,413
Empower Large Cap Value Fund Institutional Class	8,141,000	59,481,004	1,404,620	4,326,275	1,174,452	5,149,429	-	-	61,708,778
Empower Mid Cap Value Fund Institutional Class	2,354,955	20,375,215	697,020	1,578,518	99,182	1,677,331	-	-	21,171,048
Empower Real Estate Index Fund Institutional Class	1,348,010	10,839,296	1,011,267	419,075	76,824	(94,720)	-	-	11,336,768
Empower S&P 500® Index Fund Institutional Class	13,726,625	114,237,507	2,589,141	11,716,160	(1,489,058)	13,075,752	-	-	118,186,240
Empower S&P Mid Cap 400® Index Fund Institutional Class	5,882,249	48,836,407	1,711,363	4,539,374	(111,469)	4,873,053	-	-	50,881,449
Empower S&P Small Cap 600® Index Fund Institutional Class	4,070,948	26,052,895	2,091,190	2,368,040	(757,550)	1,458,597	-	-	27,234,642
Empower Small Cap Growth Fund Institutional Class	220,425	2,443,409	105,832	284,549	(68,419)	270,199	-	-	2,534,891
Empower Small Cap Value Fund Institutional Class	2,028,311	13,885,783	935,619	1,609,182	(463,446)	1,290,205	-	-	14,502,425
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3,692,246	23,587,302	595,689	2,460,578	(761,096)	2,683,330	-	-	24,405,743
					(2,561,211)	47,471,238	0	0	561,282,708
FIXED INTEREST CONTRACT 8.79%
Empower of America Contract	110,987,043	106,909,786	6,656,604	3,054,360	-	-	475,013	-	110,987,043
					0	0	475,013	0	110,987,043
				Total	$(3,981,903)	$48,304,227	$475,013	$0	$1,196,175,335
Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
BOND MUTUAL FUNDS 36.02%
Empower Bond Index Fund Institutional Class	7,458,948	$54,537,416	$8,646,059	$1,047,542	$(188,623)	$(226,667)	$-	$-	$61,909,266
Empower Core Bond Fund Institutional Class	3,631,541	26,791,196	4,151,868	557,149	(111,885)	10,083	-	-	30,395,998
Empower Global Bond Fund Institutional Class	3,694,120	24,835,410	3,940,308	336,577	(54,461)	(289,949)	-	-	28,149,192
Empower High Yield Bond Fund Institutional Class	1,802,605	15,383,867	2,001,259	168,203	(2,585)	232,295	-	-	17,449,218
Empower Inflation-Protected Securities Fund Institutional Class	3,677,213	28,795,601	4,212,113	463,527	(66,889)	183,010	-	-	32,727,197

March 28, 2024

Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
Empower Multi-Sector Bond Fund Institutional Class	2,982,903	$21,684,693	$3,030,969	$394,670	$(74,154)	$287,959	$-	$-	$24,608,951
Empower Short Duration Bond Fund Institutional Class	1,682,691	14,242,501	2,004,432	215,212	(11,223)	122,117	-	-	16,153,838
					(509,820)	318,848	0	0	211,393,660
EQUITY MUTUAL FUNDS 51.54%
Empower Ariel Mid Cap Value Fund Institutional Class	258,492	2,418,288	315,051	103,947	(34,107)	157,155	-	-	2,786,547
Empower Emerging Markets Equity Fund Institutional Class	1,679,082	13,291,758	1,479,734	636,181	(156,227)	858,888	-	-	14,994,199
Empower International Growth Fund Institutional Class	1,902,840	16,360,841	1,640,048	687,973	(173,681)	1,182,691	-	-	18,495,607
Empower International Index Fund Institutional Class	3,602,353	34,782,598	3,389,925	951,508	53,631	2,080,650	-	-	39,301,665
Empower International Value Fund Institutional Class	2,362,347	18,441,434	1,793,814	616,102	(9,887)	1,240,376	-	-	20,859,522
Empower Large Cap Growth Fund Institutional Class	2,558,615	26,217,140	1,587,640	1,874,130	(169,747)	3,800,455	-	-	29,731,105
Empower Large Cap Value Fund Institutional Class	4,285,983	28,579,870	1,993,310	1,299,187	(43)	3,213,756	-	-	32,487,749
Empower Mid Cap Value Fund Institutional Class	1,241,720	9,761,804	841,590	451,714	(98,098)	1,011,379	-	-	11,163,059
Empower Real Estate Index Fund Institutional Class	638,366	4,627,558	882,986	175,165	(31,166)	33,279	-	-	5,368,658
Empower S&P 500® Index Fund Institutional Class	7,194,801	55,041,526	3,308,408	2,431,797	(231,070)	6,029,103	-	-	61,947,240
Empower S&P Mid Cap 400® Index Fund Institutional Class	3,103,361	23,490,763	1,874,830	1,212,014	(252,165)	2,690,491	-	-	26,844,070
Empower S&P Small Cap 600® Index Fund Institutional Class	2,362,306	13,678,285	2,219,985	767,048	(244,912)	672,607	-	-	15,803,829
Empower Small Cap Growth Fund Institutional Class	128,247	1,293,766	127,428	78,514	(18,674)	132,156	-	-	1,474,836
Empower Small Cap Value Fund Institutional Class	1,170,890	7,301,204	959,722	522,852	(153,589)	633,793	-	-	8,371,867
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,937,793	11,341,596	928,495	679,067	(248,870)	1,217,790	-	-	12,808,814
					(1,768,605)	24,954,569	0	0	302,438,767
FIXED INTEREST CONTRACT 6.41%
Empower of America Contract	37,632,770	33,147,291	4,824,799	492,760	-	-	153,440	-	37,632,770
					0	0	153,440	0	37,632,770
				Total	$(2,278,425)	$25,273,417	$153,440	$0	$551,465,197

March 28, 2024

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
BOND MUTUAL FUNDS 27.94%
Empower Bond Index Fund Institutional Class	14,997,470	$118,283,386	$8,748,273	$1,945,214	$(332,521)	$(607,444)	$-	$-	$124,479,001
Empower Core Bond Fund Institutional Class	7,289,861	58,060,479	4,095,902	1,066,591	(173,661)	(73,657)	-	-	61,016,133
Empower Global Bond Fund Institutional Class	7,183,045	52,308,104	3,649,830	584,407	(91,479)	(638,724)	-	-	54,734,803
Empower High Yield Bond Fund Institutional Class	3,634,112	33,557,810	1,705,839	552,135	1,563	466,695	-	-	35,178,209
Empower Inflation-Protected Securities Fund Institutional Class	5,201,224	43,940,327	2,864,978	772,563	(95,741)	258,149	-	-	46,290,891
Empower Multi-Sector Bond Fund Institutional Class	6,002,714	47,084,979	2,761,644	877,882	(127,808)	553,648	-	-	49,522,389
Empower Short Duration Bond Fund Institutional Class	2,602,497	23,785,642	1,463,709	470,598	(27,610)	205,217	-	-	24,983,970
					(847,257)	163,884	0	0	396,205,396
EQUITY MUTUAL FUNDS 60.97%
Empower Ariel Mid Cap Value Fund Institutional Class	720,743	7,287,348	337,227	141,418	49,572	286,450	-	-	7,769,607
Empower Emerging Markets Equity Fund Institutional Class	5,083,499	44,106,235	1,360,232	2,193,863	47,580	2,123,045	-	-	45,395,649
Empower International Growth Fund Institutional Class	5,579,796	52,449,466	910,594	1,611,674	564,182	2,487,233	-	-	54,235,619
Empower International Index Fund Institutional Class	10,613,065	111,842,691	2,454,825	4,814,129	160,393	6,305,151	-	-	115,788,538
Empower International Value Fund Institutional Class	6,964,266	59,189,892	1,599,872	2,451,411	558,295	3,156,114	-	-	61,494,467
Empower Large Cap Growth Fund Institutional Class	7,112,268	79,182,244	857,216	8,343,116	(384,940)	10,948,204	-	-	82,644,548
Empower Large Cap Value Fund Institutional Class	11,973,815	86,117,192	1,229,137	5,868,232	(69,276)	9,283,421	-	-	90,761,518
Empower Mid Cap Value Fund Institutional Class	3,470,499	29,537,751	591,686	956,228	568,761	2,026,573	-	-	31,199,782
Empower Real Estate Index Fund Institutional Class	1,557,352	12,297,830	1,042,984	191,597	37,180	(51,890)	-	-	13,097,327
Empower S&P 500® Index Fund Institutional Class	20,120,680	165,529,083	1,193,957	12,392,979	(2,055,134)	18,909,003	-	-	173,239,064
Empower S&P Mid Cap 400® Index Fund Institutional Class	8,669,861	70,616,092	1,350,516	2,607,655	1,308,397	5,635,352	-	-	74,994,305
Empower S&P Small Cap 600® Index Fund Institutional Class	7,191,304	45,119,473	2,759,335	1,043,084	(35,052)	1,274,102	-	-	48,109,826
Empower Small Cap Growth Fund Institutional Class	384,500	4,221,283	80,986	252,429	(23,900)	371,908	-	-	4,421,748
Empower Small Cap Value Fund Institutional Class	3,567,816	23,923,445	1,174,288	972,944	60,322	1,385,093	-	-	25,509,882
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,405,674	34,126,388	381,489	2,076,314	(514,614)	3,299,943	-	-	35,731,506
					271,766	67,439,702	0	0	864,393,386

March 28, 2024

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
FIXED INTEREST CONTRACT 4.10%
Empower of America Contract	58,153,558	$55,262,550	$3,568,220	$924,066	$-	$-	$246,854	$-	$58,153,558
					0	0	246,854	0	58,153,558
				Total	$(575,491)	$67,603,586	$246,854	$0	$1,318,752,340
Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
BOND MUTUAL FUNDS 19.00%
Empower Bond Index Fund Institutional Class	3,611,013	$26,521,961	$4,008,194	$432,139	$(71,315)	$(126,608)	$-	$-	$29,971,408
Empower Core Bond Fund Institutional Class	1,758,514	13,034,179	1,911,909	220,586	(40,963)	(6,739)	-	-	14,718,763
Empower Global Bond Fund Institutional Class	1,682,530	11,371,119	1,732,255	153,063	(25,959)	(129,435)	-	-	12,820,876
Empower High Yield Bond Fund Institutional Class	874,061	7,496,435	936,171	85,160	(1,132)	113,466	-	-	8,460,912
Empower Inflation-Protected Securities Fund Institutional Class	823,535	6,492,085	900,742	106,784	(16,908)	43,417	-	-	7,329,460
Empower Multi-Sector Bond Fund Institutional Class	1,449,710	10,578,233	1,423,374	176,898	(29,820)	135,398	-	-	11,960,107
Empower Short Duration Bond Fund Institutional Class	469,723	3,997,696	542,470	65,549	(3,574)	34,726	-	-	4,509,345
					(189,671)	64,225	0	0	89,770,871
EQUITY MUTUAL FUNDS 70.66%
Empower Ariel Mid Cap Value Fund Institutional Class	270,771	2,533,004	327,499	106,134	(35,122)	164,540	-	-	2,918,909
Empower Emerging Markets Equity Fund Institutional Class	2,086,694	16,559,542	1,525,863	453,338	(120,511)	1,002,107	-	-	18,634,174
Empower International Growth Fund Institutional Class	2,229,575	19,227,612	1,512,761	337,521	(78,095)	1,268,621	-	-	21,671,473
Empower International Index Fund Institutional Class	4,232,908	40,953,032	3,318,809	456,789	163,132	2,365,970	-	-	46,181,022
Empower International Value Fund Institutional Class	2,774,394	21,700,838	1,800,348	362,609	98,383	1,359,320	-	-	24,497,897
Empower Large Cap Growth Fund Institutional Class	2,673,454	27,567,870	1,466,322	1,832,934	(63,942)	3,864,280	-	-	31,065,538
Empower Large Cap Value Fund Institutional Class	4,500,149	29,979,338	1,839,081	940,872	142,979	3,233,583	-	-	34,111,130
Empower Mid Cap Value Fund Institutional Class	1,302,776	10,249,146	781,861	231,864	47,207	912,818	-	-	11,711,961
Empower Real Estate Index Fund Institutional Class	523,199	3,833,590	679,240	125,544	(10,784)	12,818	-	-	4,400,104
Empower S&P 500® Index Fund Institutional Class	7,561,899	57,988,391	3,251,020	2,658,957	(419,523)	6,527,500	-	-	65,107,954

March 28, 2024

Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
Empower S&P Mid Cap 400® Index Fund Institutional Class	3,258,355	$24,623,280	$1,780,435	$775,744	$8,830	$2,556,802	$-	$-	$28,184,773
Empower S&P Small Cap 600® Index Fund Institutional Class	2,929,403	17,009,633	2,502,006	661,312	(216,482)	747,379	-	-	19,597,706
Empower Small Cap Growth Fund Institutional Class	156,948	1,586,402	158,326	108,594	(29,753)	168,773	-	-	1,804,907
Empower Small Cap Value Fund Institutional Class	1,454,579	9,050,402	1,073,090	463,189	(144,125)	739,936	-	-	10,400,239
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,036,587	11,905,041	850,464	466,654	(153,289)	1,172,987	-	-	13,461,838
					(811,095)	26,097,434	0	0	333,749,625
FIXED INTEREST CONTRACT 2.24%
Empower of America Contract	10,568,439	9,366,036	1,301,196	142,061	-	-	43,268	-	10,568,439
					0	0	43,268	0	10,568,439
				Total	$(1,000,766)	$26,161,659	$43,268	$0	$434,088,935
Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
BOND MUTUAL FUNDS 11.91%
Empower Bond Index Fund Institutional Class	5,281,481	$40,995,611	$3,838,134	$857,449	$(180,569)	$(140,001)	$-	$-	$43,836,295
Empower Core Bond Fund Institutional Class	2,567,897	20,128,389	1,809,993	450,327	(88,754)	5,241	-	-	21,493,296
Empower Global Bond Fund Institutional Class	2,408,532	17,241,255	1,576,620	257,782	(33,223)	(207,082)	-	-	18,353,011
Empower High Yield Bond Fund Institutional Class	1,276,333	11,590,899	848,850	246,721	1,396	161,880	-	-	12,354,908
Empower Inflation-Protected Securities Fund Institutional Class	676,273	5,626,772	481,383	129,957	(19,578)	40,631	-	-	6,018,829
Empower Multi-Sector Bond Fund Institutional Class	2,117,460	16,346,781	1,296,921	362,088	(37,985)	187,434	-	-	17,469,048
Empower Short Duration Bond Fund Institutional Class	496,977	4,472,249	361,467	102,886	(6,570)	40,144	-	-	4,770,974
					(365,283)	88,247	0	0	124,296,361
EQUITY MUTUAL FUNDS 77.95%
Empower Ariel Mid Cap Value Fund Institutional Class	645,384	6,425,068	407,780	194,349	(17,499)	318,738	-	-	6,957,237
Empower Emerging Markets Equity Fund Institutional Class	5,377,183	45,696,484	1,598,884	1,479,683	66,580	2,202,562	-	-	48,018,247
Empower International Growth Fund Institutional Class	5,590,509	51,373,928	1,411,340	1,088,179	372,943	2,642,661	-	-	54,339,750
Empower International Index Fund Institutional Class	10,619,612	109,516,154	2,937,170	2,970,187	(7,265)	6,376,832	-	-	115,859,969

March 28, 2024

Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
Empower International Value Fund Institutional Class	6,961,465	$57,920,326	$1,676,622	$1,460,035	$323,059	$3,332,822	$-	$-	$61,469,735
Empower Large Cap Growth Fund Institutional Class	6,348,075	69,331,606	1,172,237	6,649,528	(586,081)	9,910,317	-	-	73,764,632
Empower Large Cap Value Fund Institutional Class	10,659,216	75,317,028	1,104,535	3,179,816	562,320	7,555,115	-	-	80,796,862
Empower Mid Cap Value Fund Institutional Class	3,084,904	25,770,410	657,933	1,045,707	(63,953)	2,350,652	-	-	27,733,288
Empower Real Estate Index Fund Institutional Class	1,168,910	9,061,971	1,005,881	191,189	37,219	(46,133)	-	-	9,830,530
Empower S&P 500® Index Fund Institutional Class	17,930,296	144,939,330	2,019,059	8,954,500	(1,560,254)	16,375,958	-	-	154,379,847
Empower S&P Mid Cap 400® Index Fund Institutional Class	7,719,546	61,891,615	1,452,026	2,919,005	(212,324)	6,349,437	-	-	66,774,073
Empower S&P Small Cap 600® Index Fund Institutional Class	7,477,682	46,144,626	3,800,352	997,575	208,918	1,078,289	-	-	50,025,692
Empower Small Cap Growth Fund Institutional Class	410,388	4,410,880	150,268	208,704	1,162	367,022	-	-	4,719,466
Empower Small Cap Value Fund Institutional Class	3,705,260	24,475,913	1,500,249	749,060	228,572	1,265,505	-	-	26,492,607
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,826,580	29,897,748	715,856	1,391,306	(217,709)	2,681,399	-	-	31,903,697
					(864,312)	62,761,176	0	0	813,065,632
FIXED INTEREST CONTRACT 1.07%
Empower of America Contract	11,201,287	10,485,315	884,490	215,448	-	-	46,930	-	11,201,287
					0	0	46,930	0	11,201,287
				Total	$(1,229,595)	$62,849,423	$46,930	$0	$948,563,280
Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
BOND MUTUAL FUNDS 8.21%
Empower Bond Index Fund Institutional Class	1,277,406	$9,420,853	$1,384,665	$158,379	$(25,858)	$(44,672)	$-	$-	$10,602,467
Empower Core Bond Fund Institutional Class	618,764	4,604,673	655,691	78,869	(14,431)	(2,444)	-	-	5,179,051
Empower Global Bond Fund Institutional Class	574,291	3,895,881	576,311	51,824	(8,820)	(44,268)	-	-	4,376,100
Empower High Yield Bond Fund Institutional Class	308,863	2,658,245	334,473	46,057	(3,158)	43,133	-	-	2,989,794
Empower Inflation-Protected Securities Fund Institutional Class	58,557	462,682	63,672	8,565	(1,478)	3,370	-	-	521,159
Empower Multi-Sector Bond Fund Institutional Class	510,494	3,740,255	493,558	71,646	(11,934)	49,410	-	-	4,211,577
Empower Short Duration Bond Fund Institutional Class	83,249	710,479	96,317	13,904	(751)	6,301	-	-	799,193
					(66,430)	10,830	0	0	28,679,341

March 28, 2024

Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
EQUITY MUTUAL FUNDS 81.45%
Empower Ariel Mid Cap Value Fund Institutional Class	219,970	$2,068,891	$236,421	$42,850	$(3,165)	$108,814	$-	$-	$2,371,276
Empower Emerging Markets Equity Fund Institutional Class	1,992,619	16,054,959	1,391,026	603,206	(100,622)	951,305	-	-	17,794,084
Empower International Growth Fund Institutional Class	2,010,937	17,485,128	1,271,060	372,875	(78,073)	1,162,992	-	-	19,546,305
Empower International Index Fund Institutional Class	3,817,123	37,239,160	2,752,018	622,120	27,054	2,275,756	-	-	41,644,814
Empower International Value Fund Institutional Class	2,501,439	19,703,040	1,544,191	403,348	84,002	1,243,821	-	-	22,087,704
Empower Large Cap Growth Fund Institutional Class	2,158,848	22,317,872	896,274	1,234,120	(13,290)	3,105,786	-	-	25,085,812
Empower Large Cap Value Fund Institutional Class	3,623,788	24,310,021	1,382,889	757,395	209,834	2,532,801	-	-	27,468,316
Empower Mid Cap Value Fund Institutional Class	1,049,460	8,296,425	583,075	146,911	76,792	702,053	-	-	9,434,642
Empower Real Estate Index Fund Institutional Class	399,067	2,941,813	463,750	56,801	(6,184)	7,395	-	-	3,356,157
Empower S&P 500® Index Fund Institutional Class	6,089,924	47,006,709	1,894,799	1,576,764	(161,701)	5,109,502	-	-	52,434,246
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,628,220	19,999,985	1,201,157	491,105	56,966	2,024,069	-	-	22,734,106
Empower S&P Small Cap 600® Index Fund Institutional Class	2,748,434	16,027,824	2,087,086	320,472	(97,601)	592,584	-	-	18,387,022
Empower Small Cap Growth Fund Institutional Class	149,548	1,528,930	113,019	72,503	(17,592)	150,361	-	-	1,719,807
Empower Small Cap Value Fund Institutional Class	1,358,958	8,511,169	887,221	347,506	(108,377)	665,668	-	-	9,716,552
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,639,669	9,688,374	538,956	298,125	(84,521)	909,003	-	-	10,838,208
					(216,478)	21,541,910	0	0	284,619,051
FIXED INTEREST CONTRACT 0.53%
Empower of America Contract	1,841,687	1,635,679	227,339	28,916	-	-	7,585	-	1,841,687
					0	0	7,585	0	1,841,687
				Total	$(282,908)	$21,552,740	$7,585	$0	$315,140,079
Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
BOND MUTUAL FUNDS 7.14%
Empower Bond Index Fund Institutional Class	1,776,331	$13,537,054	$1,488,200	$223,782	$(46,620)	$(57,922)	$-	$-	$14,743,550
Empower Core Bond Fund Institutional Class	864,400	6,648,693	701,123	112,085	(23,993)	(2,702)	-	-	7,235,029
Empower Global Bond Fund Institutional Class	805,882	5,656,717	618,475	65,354	(9,208)	(69,017)	-	-	6,140,821

March 28, 2024

Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
Empower High Yield Bond Fund Institutional Class	432,671	$3,853,705	$342,133	$60,449	$2,355	$52,861	$-	$-	$4,188,250
Empower Multi-Sector Bond Fund Institutional Class	712,742	5,401,701	510,203	98,509	(16,006)	66,730	-	-	5,880,125
Empower Short Duration Bond Fund Institutional Class	84,935	749,705	73,790	14,786	(978)	6,661	-	-	815,370
					(94,450)	(3,389)	0	0	39,003,145
EQUITY MUTUAL FUNDS 82.21%
Empower Ariel Mid Cap Value Fund Institutional Class	337,893	3,299,936	239,376	46,284	8,911	149,463	-	-	3,642,491
Empower Emerging Markets Equity Fund Institutional Class	3,316,496	27,640,405	1,466,693	952,820	(69,466)	1,462,033	-	-	29,616,311
Empower International Growth Fund Institutional Class	3,260,015	29,327,141	1,351,850	675,940	61,890	1,684,295	-	-	31,687,346
Empower International Index Fund Institutional Class	6,184,880	62,511,010	2,730,172	1,204,041	255,131	3,439,899	-	-	67,477,040
Empower International Value Fund Institutional Class	4,051,429	33,060,105	1,580,667	879,372	111,977	2,012,720	-	-	35,774,120
Empower Large Cap Growth Fund Institutional Class	3,312,262	35,458,989	1,012,353	2,839,484	(54,601)	4,856,628	-	-	38,488,486
Empower Large Cap Value Fund Institutional Class	5,543,195	38,463,712	1,093,412	1,762,986	(20,810)	4,223,280	-	-	42,017,418
Empower Mid Cap Value Fund Institutional Class	1,606,473	13,182,412	473,013	334,321	67,517	1,121,085	-	-	14,442,189
Empower Real Estate Index Fund Institutional Class	630,354	4,805,873	576,148	64,614	12,882	(16,130)	-	-	5,301,277
Empower S&P 500® Index Fund Institutional Class	9,345,606	74,136,827	1,813,349	3,796,000	(656,534)	8,311,490	-	-	80,465,666
Empower S&P Mid Cap 400® Index Fund Institutional Class	4,019,320	31,621,602	1,019,320	1,009,326	47,739	3,135,521	-	-	34,767,117
Empower S&P Small Cap 600® Index Fund Institutional Class	4,494,608	27,206,959	2,579,731	500,791	66	783,031	-	-	30,068,930
Empower Small Cap Growth Fund Institutional Class	243,187	2,566,275	114,862	104,755	(2,987)	220,267	-	-	2,796,649
Empower Small Cap Value Fund Institutional Class	2,226,406	14,418,448	1,033,345	381,493	52,223	848,500	-	-	15,918,800
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,506,385	15,240,226	527,296	637,999	(167,723)	1,437,682	-	-	16,567,205
					(353,785)	33,669,764	0	0	449,031,045
FIXED INTEREST CONTRACT 0.36%
Empower of America Contract	1,956,792	1,797,128	184,979	33,433	-	-	8,118	-	1,956,792
					0	0	8,118	0	1,956,792
				Total	$(448,235)	$33,666,375	$8,118	$0	$489,990,982

March 28, 2024

Empower Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
BOND MUTUAL FUNDS 6.73%
Empower Bond Index Fund Institutional Class	188,564	$1,359,352	$283,984	$76,032	$(7,500)	$(2,226)	$-	$-	$1,565,078
Empower Core Bond Fund Institutional Class	91,615	666,280	137,218	39,023	(4,568)	2,338	-	-	766,813
Empower Global Bond Fund Institutional Class	90,811	601,818	129,017	34,182	(3,406)	(4,674)	-	-	691,979
Empower High Yield Bond Fund Institutional Class	45,985	386,835	71,720	21,230	(1,907)	7,814	-	-	445,139
Empower Multi-Sector Bond Fund Institutional Class	75,774	542,705	106,395	33,067	(3,472)	9,104	-	-	625,137
Empower Short Duration Bond Fund Institutional Class	9,010	75,243	14,762	4,090	10	584	-	-	86,499
					(20,843)	12,940	0	0	4,180,645
EQUITY MUTUAL FUNDS 82.19%
Empower Ariel Mid Cap Value Fund Institutional Class	37,199	343,546	60,997	30,259	(8,762)	26,716	-	-	401,000
Empower Emerging Markets Equity Fund Institutional Class	397,208	3,100,143	527,049	300,290	(53,406)	220,163	-	-	3,547,065
Empower International Growth Fund Institutional Class	380,601	3,214,845	504,512	245,815	(24,397)	225,901	-	-	3,699,443
Empower International Index Fund Institutional Class	721,248	6,835,641	1,022,398	467,402	(50,410)	478,183	-	-	7,868,820
Empower International Value Fund Institutional Class	472,833	3,623,589	524,917	254,878	(34,195)	281,487	-	-	4,175,115
Empower Large Cap Growth Fund Institutional Class	364,336	3,684,695	412,737	343,127	30,103	479,281	-	-	4,233,586
Empower Large Cap Value Fund Institutional Class	611,674	3,992,785	477,853	357,475	(66,296)	523,324	-	-	4,636,487
Empower Mid Cap Value Fund Institutional Class	177,156	1,369,380	174,042	90,804	(10,002)	140,012	-	-	1,592,630
Empower Real Estate Index Fund Institutional Class	72,628	520,425	125,922	44,727	(8,604)	9,185	-	-	610,805
Empower S&P 500® Index Fund Institutional Class	1,030,473	7,706,377	853,358	656,858	(147,398)	969,493	-	-	8,872,370
Empower S&P Mid Cap 400® Index Fund Institutional Class	443,011	3,290,948	391,221	262,868	(65,756)	412,748	-	-	3,832,049
Empower S&P Small Cap 600® Index Fund Institutional Class	530,256	3,031,164	617,455	247,598	(48,828)	146,392	-	-	3,547,413
Empower Small Cap Growth Fund Institutional Class	28,771	284,806	43,050	24,594	(2,464)	27,610	-	-	330,872
Empower Small Cap Value Fund Institutional Class	262,712	1,605,378	277,767	139,165	(26,209)	134,408	-	-	1,878,388
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	276,570	1,581,130	208,107	137,733	(39,670)	176,624	-	-	1,828,128
					(556,294)	4,251,527	0	0	51,054,171
FIXED INTEREST CONTRACT 0.34%
Empower of America Contract	210,080	182,694	36,257	9,721	-	-	850	-	210,080
					0	0	850	0	210,080
				Total	$(577,137)	$4,264,467	$850	$0	$55,444,896

March 28, 2024